Annual Total Returns[BarChart] - Short Precious Metals ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(33.83%)	8.06%	4.60%	35.05%	13.26%	16.67%	(51.22%)	(13.42%)	5.89%	(36.47%)